K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 24, 2016

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:         American Beacon Funds

File Nos. 033-11387 and 811-04984

Post-Effective Amendment No. 249

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 249 to the Trust’s currently effective Registration Statement on Form N-1A (“Registration Statement”) relating to the American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon International Equity Fund and American Beacon Retirement Income and Appreciation Fund (the “Funds”), each a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) update the financial statements of the Funds; (2) make other clarifying, updating and stylistic changes to the Funds’ prospectuses and statements of additional information; (3) respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 238 (“PEA No. 238”) to the Registration Statement, that was filed with the SEC pursuant to Rule 485(a) of the 1933 Act on December 22, 2015 with respect to the American Beacon Mid-Cap Value Fund; and (4) file exhibits that were not included with PEA No. 238.

The Trust elects that this filing become effective on February 26, 2016, pursuant to Rule 485(b) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.